UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Flexible Income Fund – June 30, 2015 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 43.7%

	Financials — 29.2%
$1,425,000	Aflac, Inc., 3.250%, 3/17/25	$1,375,753
2,000,000	Allstate Corp. (The), 5.750%, 8/15/53(B)	2,112,500
375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	470,194
1,200,000	American Tower Corp., REIT,
	4.500%, 1/15/18	1,269,823
2,300,000	Australia & New Zealand Banking
	Group Ltd. EMTN, Ser K,
	3.450%, 8/8/22(B)	2,351,968
4,647,000	Bank of America Corp.,
	8.000%, 7/29/49(B)	4,902,585
3,480,000	Bank of New York Mellon Corp. (The),
	Ser E, 4.950%, 12/29/49(B)	3,453,900
5,650,000	Capital One Financial Corp., Ser E,
	5.550%, 12/29/49(B)	5,600,562
2,350,000	Charles Schwab Corp. (The),
	7.000%, 8/29/49(B)	2,729,384
2,975,000	CITIC Ltd. EMTN, 6.625%, 4/15/21	3,397,450
3,422,000	Citigroup, Inc., Ser N,
	5.800%, 11/29/49(B)	3,430,555
1,550,000	Citigroup, Inc., Ser P,
	5.950%, 12/29/49(B)	1,496,060
1,000,000	Compass Bank, 3.875%, 4/10/25	941,454
2,101,000	DDR Corp., MTN REIT, 7.500%, 7/15/18	2,420,234
1,809,747	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust,
	144a, 6.500%, 5/30/21	1,930,109
785,000	Essex Portfolio LP, REIT, 3.500%, 4/1/25	760,251
1,850,000	Export-Import Bank of Korea,
	4.375%, 9/15/21	2,007,217
1,500,000	Federal Home Loan Mortgage Corp.,
	2.375%, 1/13/22	1,518,705
1,650,000	Ford Motor Credit Co. LLC,
	4.250%, 2/3/17	1,714,974
5,100,000	General Electric Capital Corp., Ser A,
	7.125%, 12/29/49(B)	5,884,125
900,000	General Electric Capital Corp., Ser B,
	6.250%, 12/29/49(B)	984,375
7,017,000	Goldman Sachs Group, Inc. (The), Ser
	M, 5.375%, 12/29/49(B)	6,932,094
600,000	ING Groep N.V., 6.000%, 12/29/49(B)	592,125
6,766,000	JPMorgan Chase & Co., Ser Z,
	5.300%, 12/29/49(B)	6,715,932
2,750,000	M&T Bank Corp., Ser E,
	6.450%, 12/29/49(B)	2,956,250
5,430,000	MetLife, Inc., Ser C, 5.250%, 12/29/49(B)	5,382,488
3,644,000	Morgan Stanley, Ser J,
	5.550%, 12/29/49(B)	3,617,581
1,350,000	Nippon Life Insurance Co., 144a,
	5.100%, 10/16/44(B)	1,412,438
4,495,000	PNC Financial Services Group, Inc.,
	6.750%, 7/29/49(B)	4,978,212
2,350,000	Prudential Financial, Inc.,
	5.875%, 9/15/42(B)	2,483,480
2,450,000	SunTrust Banks, Inc.,
	5.625%, 12/29/49(B)†	2,465,312
6,055,000	Wells Fargo & Co., Ser K,
	7.980%, 3/29/49(B)	6,562,106
1,930,000	Westpac Banking Corp. EMTN (AUD),
	3.625%, 2/28/23(B)	1,984,881
2,312,000	Zions Bancorporation,
	5.800%, 12/29/49(B)	2,199,290
		99,034,367

	Industrials — 6.5%
2,738,953	Air Canada 2013-1 Class A Pass
	Through Trust, 144a,
	4.125%, 5/15/25	2,800,579
2,745,000	Asciano Finance Ltd., 144a,
	5.000%, 4/7/18	2,941,816
2,834,717	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	2,887,442
2,573,824	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	2,985,635
2,951,511	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates,
	3.900%, 1/15/26	2,951,511
4,195,000	Stanley Black & Decker, Inc.,
	5.750%, 12/15/53(B)	4,520,112
2,718,055	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	2,826,777
		21,913,872

	Energy — 4.4%
3,720,000	Chesapeake Energy Corp.,
	3.525%, 4/15/19(B)	3,403,800
1,704,000	DCP Midstream LLC, 144a,
	5.850%, 5/21/43(B)	1,350,420
4,825,000	Exxon Mobil Corp., 2.709%, 3/6/25	4,685,490
1,007,000	Freeport-McMoRan, Inc.,
	6.875%, 2/15/23	1,080,008
1,000,000	Petroleos Mexicanos, 5.500%, 1/21/21	1,084,500
3,250,000	Sinopec Group Overseas
	Development 2014 Ltd.,
	1.750%, 4/10/17	3,251,852
		14,856,070

	Utilities — 1.9%
1,850,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(B)	1,720,500
875,000	SSE PLC EMTN (GBP),
	5.453%, 9/29/49(B)	1,378,547
3,445,000	State Grid Overseas Investment 2014
	Ltd., 144a, 2.750%, 5/7/19	3,479,791
		6,578,838

	Technology — 0.8%
2,725,000	NXP BV, 144a, 4.125%, 6/15/20	2,745,437

	Consumer Discretionary — 0.5%
1,600,000	Home Depot, Inc. (The),
	4.200%, 4/1/43	1,538,165

1

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 43.7% (Continued)

	Consumer Discretionary — (Continued)
$250,000	United States Cellular Corp.,
	6.700%, 12/15/33	$231,800
		1,769,965

	Telecommunication Services — 0.4%
144,000	Verizon Communications, Inc.,
	6.550%, 9/15/43	168,445
1,388,000	Verizon Communications, Inc., 144a,
	4.672%, 3/15/55	1,207,496
		1,375,941
	Total Corporate Bonds	$148,274,490

	Sovereign Government Obligations — 3.1%
35,114,500	Mexican Bonos (MXN),
	10.000%, 12/5/24	2,860,656
7,430,000	New Zealand Government Bond
	(NZD), 5.500%, 4/15/23	5,793,334
1,795,000	Svensk Exportkredit AB,
	1.750%, 5/30/17	1,823,819
	Total Sovereign Government Obligations	$10,477,809

	Commercial Mortgage-Backed Securities — 7.8%
1,540,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-6, Class AJ, 5.328%, 9/10/47(B)	1,557,906
148,141	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2005-PWR8,
	Class AJ, 4.750%, 6/11/41	148,212
1,418,000	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2005-PWR9,
	Class AJ, 4.985%, 9/11/42(B)	1,422,513
1,450,000	CD 2005-CD1 Commercial Mortgage
	Trust, Ser 2005-CD1, Class C,
	5.380%, 7/15/44(B)	1,458,194
35,343,684	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K006, Class
	AX1, 1.181%, 1/25/20(B)(C)	1,365,751
15,836,790	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K019, Class
	X1, 1.866%, 3/25/22(B)(C)	1,473,043
27,591,021	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K025, Class
	X1, 1.022%, 10/25/22(B)(C)	1,450,598
74,222,405	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K033, Class
	X1, 0.431%, 7/25/23(B)	1,628,068
2,700,000	FREMF Mortgage Trust, Ser 2012-K23,
	Class C, 144a, 3.782%, 10/25/45(B)	2,675,886
2,300,000	FREMF Mortgage Trust, Ser 2013-K712,
	Class C, 144a, 3.484%, 5/25/45(B)	2,301,382
1,900,000	FREMF Mortgage Trust, Ser 2013-K713,
	Class C, 144a, 3.274%, 4/25/46(B)	1,869,155
1,575,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP3, Class C,
	5.226%, 8/15/42(B)	1,576,701
657,626	Morgan Stanley Mortgage Loan Trust,
	Ser 2004-7AR, Class 2A6,
	2.434%, 9/25/34(B)	656,785
800,339	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.847%, 4/15/35(B)	800,901
613,738	Nomura Asset Acceptance Corp.
	Alternative Loan Trust, Series
	2005-AR4, Class 1A,
	4.186%, 8/25/35(B)	610,238
2,335,000	RAMP Series Trust, Ser 2005-EFC5,
	Class M3, 0.647%, 10/25/35(B)	1,978,488
1,198,646	Structured Asset Securities Corp.
	Mortgage Loan Trust, Ser 2005-S3,
	Class M3, 5.730%, 6/25/35(D)	1,228,381
2,375,000	Wachovia Bank Commercial Mortgage
	Trust, Series 2006-C23, Class AM,
	5.466%, 1/15/45(B)	2,423,630
	Total Commercial
	Mortgage-Backed Securities	$26,625,832

	U.S. Treasury Obligations — 2.4%
1,800,000	U.S. Treasury Note, 2.250%, 3/31/21	1,838,812
3,717,900	U.S. Treasury Note, 2.250%, 11/15/24	3,695,243
2,628,400	U.S. Treasury Note, 2.375%, 8/15/24	2,642,570
	Total U.S. Treasury Obligations	$8,176,625

	Agency Collateralized Mortgage
	Obligations — 1.2%
2,048,822	FHLMC REMIC, Ser 3199, Class DS,
	6.965%, 8/15/36(B)(C)	373,478
2,347,408	FNMA REMIC, Ser 2008-60, Class SA,
	6.313%, 7/25/38(B)(C)	346,926
3,805,993	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37	331,747
22,592,257	GNMA, Ser 2012-22, Class IO,
	1.296%, 10/16/53(B)(C)	1,270,363
11,803,473	GNMA, Ser 2012-27, Class IO,
	1.225%, 4/16/53(B)(C)	714,559
13,330,868	GNMA, Ser 2012-46, Class IO,
	1.058%, 9/16/53(B)(C)	638,229
8,200,210	GNMA, Ser 2012-86, Class IO,
	1.120%, 12/16/53(B)(C)	516,802
	Total Agency Collateralized
	Mortgage Obligations	$4,192,104

	Asset-Backed Securities — 4.6%
1,518,269	American Homes 4 Rent, Ser
	2014-SFR2, Class A, 144a,
	3.786%, 10/17/36	1,562,478

2

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Asset-Backed Securities — 4.6% (Continued)
$3,135,000	Cabela's Credit Card Master Note
	Trust, Ser 2013-1A, Class A, 144a,
	2.710%, 2/17/26	$3,107,487
3,930,000	Capital Auto Receivables Asset Trust /
	Ally, Ser 2013-1, Class D,
	2.190%, 9/20/21	3,957,773
400,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class C, 144a,
	2.280%, 7/15/19	402,365
395,000	CNH Equipment Trust, Ser 2013-D,
	Class B, 1.750%, 4/15/21	399,118
858,958	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)	934,306
256,366	Countrywide Asset-Backed
	Certificates, Ser 2007-1, Class 2A2,
	0.287%, 7/25/37(B)	254,894
1,102,439	CWABS, Inc. Asset-Backed Certificates,
	Ser 2003-5, Class MF1,
	5.413%, 1/25/34(B)	1,116,601
1,300,000	Ford Credit Auto Owner Trust, Ser
	2013-A, Class D, 1.860%, 8/15/19	1,309,850
768,874	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	847,629
1,230,000	Oscar US Funding Trust, Ser 2014-1A,
	Class A4, 144a, 2.550%, 12/15/21	1,244,150
422,975	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(D)	436,322
	Total Asset-Backed Securities	$15,572,973

	U.S. Government Mortgage-Backed
	Obligations — 0.8%
46,934	FHLMC, Pool #972110,
	2.350%, 10/1/32(B)	48,690
87,305	FHLMC, Pool #G03170, 6.500%, 8/1/37	99,987
130,616	FHLMC, Pool #G12780, 6.500%, 9/1/22	147,488
16,803	FNMA, Pool #738900,
	2.560%, 7/1/18(B)	16,939
150,429	FNMA, Pool #844415, 5.500%, 10/1/35	169,293
920,770	FNMA, Pool #AB1952, 4.000%, 12/1/40	984,365
662,096	FNMA, Pool #AB1953, 4.000%, 12/1/40	706,815
693,066	FNMA, Pool #AB3387, 4.000%, 8/1/41	736,295
	Total U.S. Government
	Mortgage-Backed Obligations	$2,909,872

	Municipal Bond — 0.9%
2,605,000	TX St, 10/1/26	$3,103,519

	Non-Agency Collateralized Mortgage
	Obligations — 1.5%
173,431	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(D)	180,929
384,044	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	394,856
2,809,918	GSR Mortgage Loan Trust, Ser
	2005-AR4, Class 6A1,
	2.937%, 7/25/35(B)	2,770,725
1,125,473	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(B)	1,143,498
8,036	Merrill Lynch Mortgage Investors, Inc.,
	Ser 2003-A1, Class 2A,
	2.378%, 12/25/32(B)	7,983
250,739	RALI Trust, Series 2004-QS6, Class A1,
	5.000%, 5/25/19	253,976
321,890	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X, Class
	1A5, 2.617%, 11/25/34(B)	325,974
	Total Non-Agency Collateralized
	Mortgage Obligations	$5,077,941

Shares

	Preferred Stocks — 21.9%

	Financials — 13.0%
39,050	Alexandria Real Estate Equities, Inc.,
	Ser E REIT, 6.45%	997,728
89,200	American Capital Agency Corp., Ser B
	REIT, 7.75%	2,162,208
110,646	American Financial Group, Inc., 7.00%	2,813,728
13,485	American Tower Corp., REIT, 5.50%	1,348,500
91,756	Arch Capital Group Ltd., Ser C
	(Bermuda), 6.75%	2,341,613
141,150	Aviva PLC, (United Kingdom), 8.25%	3,796,935
90,034	Citigroup, Inc., Ser K, 6.88%(B)	2,400,306
31,750	CoBank ACB, Ser H, 6.20%(B)	3,216,672
34,646	Countrywide Capital IV, 6.75%	878,623
31,600	Digital Realty Trust, Inc., Ser E REIT,
	7.00%	807,696
86,000	Digital Realty Trust, Inc., Ser H REIT,
	7.38%†	2,315,980
142,555	Endurance Specialty Holdings Ltd., Ser
	B (Bermuda), 7.50%	3,702,153
103,600	Lloyds Banking Group PLC, (United
	Kingdom), 7.75%	2,587,928
96,000	Morgan Stanley, Ser F, 6.88%(B)	2,561,280
46,000	PS Business Parks, Inc., Ser S REIT,
	6.45%	1,168,400
62,925	Public Storage, Ser P REIT, 6.50%	1,598,924
30,000	Public Storage, Ser R REIT, 6.35%	762,300
67,000	Public Storage, Ser Y REIT, 6.38%	1,750,710
53,400	Realty Income Corp., Ser F REIT, 6.63%	1,378,254
66,575	US Bancorp, Ser F, 6.50%(B)	1,878,746
67,082	US Bancorp, Ser G, 6.00%(B)	1,786,394
41,000	Vornado Realty Trust, Ser J REIT, 6.88%	1,052,880
14,000	Weyerhaeuser Co., Ser A REIT, 6.38%	728,000
		44,035,958

	Utilities — 4.9%
35,000	Alabama Power Co., 6.45%	924,000
44,000	Dominion Resources, Inc., 6.38%	2,054,800
68,000	DTE Energy Co., 6.50%	1,749,640
88,500	Entergy Louisiana LLC, 5.88%	2,218,695

3

Touchstone Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Preferred Stocks — 21.9% (Continued)

	Utilities — (Continued)
92,000	Entergy Mississippi, Inc., 6.00%	$2,347,840
20,000	Georgia Power Co., Ser 07-A, 6.50%	2,139,000
50,188	Southern California Edison Co., Ser A,
	4.13%(B)	5,065,851
		16,499,826

	Industrials — 1.8%
166,600	Seaspan Corp., (Marshall Islands),
	9.50%	4,303,278
36,854	Seaspan Corp., (Marshall Islands),
	6.38%	930,564
17,650	United Technologies Corp., 7.50%	1,011,345
		6,245,187

	Chemicals — 1.5%
113,813	CHS, Inc., Series 2, 6.75%(B)	2,893,126
91,175	CHS, Inc., Series 3, 7.10%(B)	2,387,873
		5,280,999

	Consumer Discretionary — 0.7%
93,242	Telephone & Data Systems, Inc., 6.88%	2,313,334
	Total Preferred Stocks	$74,375,304

	Common Stocks — 4.6%

	Financials — 2.6%
52,859	American Capital Agency Corp. REIT	971,020
61,641	Chatham Lodging Trust REIT	1,631,637
51,357	Hospitality Properties Trust REIT	1,480,109
35,957	Kimco Realty Corp. REIT	810,471
4,730	Simon Property Group, Inc. REIT	818,385
87,330	Starwood Property Trust, Inc. REIT	1,883,708
121,407	Two Harbors Investment Corp. REIT	1,182,504
		8,777,834

	Consumer Discretionary — 0.7%
16,719	Newell Rubbermaid, Inc.	687,318
10,911	Starbucks Corp.	584,993
8,397	Target Corp.	685,447
4,571	Walt Disney Co. (The)	521,734
		2,479,492

	Industrials — 0.7%
5,978	Cintas Corp.	505,679
9,628	Eaton Corp. PLC, (Ireland)	649,794
6,075	Lennox International, Inc.	654,217
4,416	Watsco, Inc.	546,436
		2,356,126

	Health Care — 0.2%
21,354	Horizon Pharma PLC*	741,839

	Consumer Staples — 0.2%
9,565	Reynolds American, Inc.	714,132

	Information Technology — 0.2%
4,105	Apple, Inc.	514,870
	Total Common Stocks	$15,584,293

	Exchange Traded Funds — 2.1%
50,715	iShares China Large-Cap ETF	2,337,962
144,986	iShares MSCI Germany ETF†	4,042,210
40,128	Market Vectors Gold Miners ETF	712,673
	Total Exchange Traded Funds	$7,092,845

	Number
	of
	Contracts

Purchased Call Options — 0.1%
VIX, Strike @12.00, Exp 08/15	550	298,650
Total Purchased Options		$298,650

	Investment Funds — 4.5%
4,018,348	Dreyfus Cash Management,
	Institutional Shares, 0.04%∞Ω	4,018,348
23,600	Eaton Vance Tax-Advantaged
	Dividend Income Fund±	467,280
2,825,825	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.04%**∞Ω	2,825,825
135,400	Nuveen Multi-Market Income Fund,
	Inc.±	976,234
120,171	WisdomTree Japan Hedged Equity
	Fund∞	6,873,781
	Total Investment Funds	$15,161,468

Total Investment Securities —99.2%
(Cost $339,672,606)	$336,923,725

Other Assets in Excess of Liabilities — 0.8%	2,588,348

Net Assets — 100.0%	$339,512,073

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2015.

(C)	Interest rate security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(D)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at June 30, 2015.

4

Touchstone Flexible Income Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

±	Closed-End Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $2,747,174.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

COP - Colombian Peso

EMTN - Euro medium term note

EUR - Euro

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GBP - British Pound

GNMA - Government National Mortgage Association

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

LLC - Limited Liability Company

MTN - Medium Term Note

MXN - Mexican Peso

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PHP - Philippine Peso

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

ZAR - South African Rand

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities were valued at $32,174,488 or 9.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

5

Touchstone Flexible Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$148,274,490	$—	$148,274,490
Sovereign Government Obligations	—	10,477,809	—	10,477,809
Commercial Mortgage-Backed Securities	—	26,625,832	—	26,625,832
U.S. Treasury Obligations	—	8,176,625	—	8,176,625
Agency Collateralized Mortgage Obligations	—	4,192,104	—	4,192,104
Asset-Backed Securities	—	15,572,973	—	15,572,973
U.S. Government Mortgage-Backed Obligations	—	2,909,872	—	2,909,872
Municipal Bond	—	3,103,519	—	3,103,519
Non-Agency Collateralized Mortgage Obligations	—	5,077,941	—	5,077,941
Preferred Stocks	74,375,304	—	—	74,375,304
Common Stocks	15,584,293	—	—	15,584,293
Exchange Traded Funds	7,092,845	—	—	7,092,845
Purchased Equity Contracts	298,650	—	—	298,650
Investment Funds	15,161,468	—	—	15,161,468
				$336,923,725

Other Financial Instruments***
Assets:
Forward Currency Contracts	$—	$530,031	$—	$530,031
Futures Interest Rate Contracts	789,477	—	—	789,477
				$1,319,508
Liabilities:
Forward Currency Contracts	$—	$(223,998)	$—	$(223,998)
Futures Interest Rate Contracts	(823,720)	—	—	(823,720)
				$(1,047,718)

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

Transactions in written options for the period ended June 30, 2015.

	Number of	Proceeds
	Contracts	Received
Beginning of Period, March 31, 2015	—	$—
Call Options Written	2,200	52,611
Call Options Expired	(2,200)	(52,611)

June 30, 2015	—	$—

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Futures Contracts

At June 30, 2015, $1,282,094 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Morgan Stanley & Co. LLC, open at June 30, 2015:

				Unrealized
	Expiration	Number of	Notional	Appreciation/
Description	Date	Contracts	Value	Depreciation
Short Futures:
3 Month Euribor Futures	December 2017	480	133,354,137	$250,362
90 Day Euro Futures	March 2018	300	73,376,250	(559,635)
				(309,273)
Long Futures:
90 Day Euro Futures	December 2017	532	130,286,800	(264,085)
90 Day Euro Futures	March 2017	300	73,833,750	539,115
				275,030
				$(34,243)

Forward Foreign Currency Exchange Contracts
						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
ANZ Capital Markets	07/01/2015	KRW	3,805,607,230	USD	3,390,296	$21,346
ANZ Capital Markets	07/01/2015	USD	3,424,156	KRW	3,805,607,230	12,514
ANZ Capital Markets	07/06/2015	AUD	6,600,000	USD	5,112,634	(22,229)
ANZ Capital Markets	07/06/2015	INR	153,510,900	USD	2,390,391	17,264
ANZ Capital Markets	07/06/2015	USD	5,132,048	AUD	6,600,000	41,643
ANZ Capital Markets	07/15/2015	PHP	71,778,926	USD	1,576,173	14,319
ANZ Capital Markets	07/17/2015	USD	5,186,898	NZD	7,430,000	159,936
ANZ Capital Markets	07/22/2015	USD	3,320,155	CAD	4,079,889	54,646
ANZ Capital Markets	07/27/2015	USD	5,132,528	BRL	16,021,186	31,286
ANZ Capital Markets	07/31/2015	USD	3,387,731	KRW	3,805,607,230	(21,466)
ANZ Capital Markets	09/18/2015	INR	103,900,690	USD	1,590,033	15,066
Morgan Stanley	07/06/2015	CLP	1,077,891,615	USD	1,688,956	(3,810)
Morgan Stanley	07/06/2015	USD	1,722,422	CLP	1,077,891,615	37,276
Morgan Stanley	07/06/2015	USD	2,325,582	ZAR	28,758,304	(35,643)
Morgan Stanley	07/13/2015	USD	6,767,139	ZAR	83,851,253	(108,713)
Morgan Stanley	07/15/2015	USD	1,599,323	MYR	5,997,941	11,642
Morgan Stanley	07/16/2015	JPY	431,586,508	USD	3,446,701	80,479
Morgan Stanley	07/16/2015	USD	3,440,311	COP	9,053,178,823	(28,532)
Morgan Stanley	07/27/2015	INR	224,609,439	USD	3,511,059	(3,605)
Morgan Stanley	07/27/2015	USD	3,484,087	IDR	46,526,495,229	13,941
Morgan Stanley	08/03/2015	USD	1,684,206	CLP	1,077,891,615	3,572
Morgan Stanley	09/18/2015	USD	1,722,684	EUR	1,529,907	15,101
						$306,033

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Focused Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.3%

Information Technology — 19.8%
Alibaba Group Holding, Ltd. ADR*	166,532	$13,700,588
Altera Corp.	163,663	8,379,546
Apple, Inc.	349,352	43,817,475
Avnet, Inc.	546,703	22,474,960
Cisco Systems, Inc.	1,172,442	32,195,257
Google, Inc. - Class C*	38,040	19,800,200
Google, Inc. - Class A*	36,948	19,953,398
Microsoft Corp.	611,818	27,011,765
Oracle Corp.	652,415	26,292,324
Xilinx, Inc.	276,794	12,223,223
		225,848,736

Financials — 16.1%
Bank of America Corp.	3,150,922	53,628,692
Bank of New York Mellon Corp. (The)	1,591,976	66,815,233
Goldman Sachs Group, Inc. (The)	297,753	62,167,849
		182,611,774

Consumer Discretionary — 13.6%
Amazon.com, Inc.*	69,347	30,102,839
Carnival Corp. (Panama)	680,789	33,624,169
Helen of Troy Ltd. (Bermuda)*	156,500	15,257,185
Priceline Group, Inc. (The)*	15,514	17,862,354
Royal Caribbean Cruises Ltd. (Liberia)	241,555	19,007,963
Twenty-First Century Fox, Inc., Class A	569,275	18,527,055
Vista Outdoor, Inc.*	456,789	20,509,826
		154,891,391

Industrials — 13.3%
AGCO Corp.†	632,530	35,915,053
General Electric Co.	1,339,126	35,580,578
II-VI, Inc.*	1,010,417	19,177,715
Joy Global, Inc.	439,261	15,901,248
Kennametal, Inc.	653,846	22,309,226
WESCO International, Inc.*†	331,769	22,772,624
		151,656,444

Health Care — 12.0%
Abbott Laboratories	956,360	46,938,149
Bio-Rad Laboratories, Inc. Class A*	195,315	29,416,392
Novartis AG ADR	271,384	26,687,903
Owens & Minor, Inc.	982,560	33,407,039
		136,449,483

Consumer Staples — 9.9%
JM Smucker Co. (The)	225,243	24,418,594
Mondelez International, Inc. - Class A	1,319,243	54,273,657
Sysco Corp.	933,625	33,703,862
		112,396,113

Energy — 8.9%
Devon Energy Corp.	280,922	16,712,050
Halliburton Co.	457,051	19,685,187
National Oilwell Varco, Inc.	418,165	20,189,006
Schlumberger Ltd. (Curacao)	226,446	19,517,381
World Fuel Services Corp.	527,103	25,274,589
		101,378,213

Materials — 4.7%
Agrium, Inc. (Canada)†	276,694	29,315,729
Reliance Steel & Aluminum Co.	400,320	24,211,354
		53,527,083
Total Common Stocks		$1,118,759,237

Investment Funds — 6.5%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	16,881,539	16,881,539
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	56,947,205	56,947,205
Total Investment Funds		$73,828,744

Total Investment Securities —104.8%
(Cost $1,002,830,197)		$1,192,587,981

Liabilities in Excess of Other Assets — (4.8%)		(54,157,238)

Net Assets — 100.0%		$1,138,430,743

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $57,139,774.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

8

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,118,759,237	$—	$—	$1,118,759,237
Investment Funds	73,828,744	—	—	73,828,744
				$1,192,587,981

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments
Touchstone Growth Opportunities Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.6%

Information Technology — 31.6%
Alliance Data Systems Corp.*	17,205	$5,022,828
Analog Devices, Inc.	48,170	3,091,791
Apple, Inc.	128,547	16,123,007
Autodesk, Inc.*	52,960	2,651,971
EMC Corp. (MA)	196,750	5,192,232
Facebook, Inc. - Class A*	77,400	6,638,211
Google, Inc. - Class A*	10,141	5,476,546
Google, Inc. - Class C*	10,157	5,286,820
MasterCard, Inc. - Class A	52,960	4,950,701
ON Semiconductor Corp.*	360,180	4,210,504
Palo Alto Networks, Inc.*	44,570	7,786,379
Red Hat, Inc.*	59,910	4,548,966
Salesforce.com, Inc.*	69,020	4,805,863
ServiceNow, Inc.*	64,340	4,781,105
Splunk, Inc.*	70,930	4,938,147
VeriFone Systems, Inc.*	111,676	3,792,517
Visa, Inc. - Class A	74,290	4,988,574
		94,286,162

Health Care — 21.6%
AbbVie, Inc.	69,740	4,685,831
Allergan PLC (Ireland)*	16,420	4,982,813
ARIAD Pharmaceuticals, Inc.*†	202,982	1,678,661
Celgene Corp.*	81,240	9,402,311
Cooper Cos., Inc. (The)	26,840	4,776,715
Jazz Pharmaceuticals PLC (Ireland)*	45,530	8,016,467
Mylan N.V. (Netherlands)*	51,040	3,463,574
PTC Therapeutics, Inc.*	103,770	4,994,450
STERIS Corp.†	91,300	5,883,372
Teva Pharmaceutical Industries Ltd. ADR	179,250	10,593,675
United Therapeutics Corp.*	34,145	5,939,523
		64,417,392

Consumer Discretionary — 18.6%
Brunswick Corp.	81,240	4,131,866
Comcast Corp. - Class A	110,480	6,644,267
Delphi Automotive PLC (Jersey)	72,610	6,178,385
Home Depot, Inc. (The)	45,290	5,033,078
Jarden Corp.*	122,684	6,348,897
Liberty Global PLC - Class C, (United Kingdom)*	71,890	3,639,791
Priceline Group, Inc. (The)*	5,106	5,878,895
Signet Jewelers Ltd. (Bermuda)	31,870	4,087,009
Twenty-First Century Fox, Inc., Class A	137,080	4,461,269
VF Corp.	41,220	2,874,683
Walt Disney Co. (The)	54,400	6,209,216
		55,487,356

Industrials — 8.2%
Caterpillar, Inc.	63,510	5,386,918
Copart, Inc.*	35,970	1,276,216
PACCAR, Inc.	58,710	3,746,285
Precision Castparts Corp.	28,280	5,652,324
Union Pacific Corp.	42,180	4,022,707
United Continental Holdings, Inc.*	79,680	4,223,837
		24,308,287

Financials — 6.5%
BankUnited, Inc.	130,372	4,684,266
CBRE Group, Inc. - Class A*	105,200	3,892,400
Citigroup, Inc.	138,990	7,677,808
Starwood Property Trust, Inc. REIT	150,500	3,246,285
		19,500,759

Materials — 4.1%
Dow Chemical Co. (The)	90,830	4,647,771
Eastman Chemical Co.	52,960	4,333,187
Vulcan Materials Co.	39,780	3,338,735
		12,319,693

Energy — 3.0%
CONSOL Energy, Inc.	147,620	3,209,259
Tesoro Corp.	68,780	5,805,720
		9,014,979

Consumer Staples — 3.0%
Coca-Cola Enterprises, Inc.	136,360	5,923,478
Mead Johnson Nutrition Co.	31,630	2,853,659
		8,777,137
Total Common Stocks		$288,111,765

Investment Funds — 3.6%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	9,003,984	9,003,984
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	1,800,863	1,800,863
Total Investment Funds		$10,804,847

Total Investment Securities —100.2%
(Cost $253,534,763)		$298,916,612

Liabilities in Excess of Other Assets — (0.2%)		(657,892)

Net Assets — 100.0%		$298,258,720

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $1,821,266.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

10

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$288,111,765	$—	$—	$288,111,765
Investment Funds	10,804,847	—	—	10,804,847
				$298,916,612

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments
Touchstone International Value Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.7%

United Kingdom — 18.3%

Consumer Discretionary — 2.0%
Kingfisher PLC	406,800	$2,218,874

Consumer Staples — 5.6%
Dairy Crest Group PLC	221,247	1,853,245
Imperial Tobacco Group PLC	92,739	4,466,488

Financials — 1.1%
Barclays PLC	315,763	1,294,194

Health Care — 2.3%
Glaxosmithkline PLC	126,200	2,623,927

Industrials — 1.9%
Rolls-Royce Holdings Entitle*	21,897,300	34,406
Rolls-Royce Holdings PLC	153,600	2,098,047

Materials — 3.3%
DS Smith PLC	624,728	3,788,443

Utilities — 2.1%
National Grid PLC	184,105	2,369,569
Total United Kingdom		20,747,193

Switzerland — 13.6%

Financials — 6.9%
Credit Suisse Group AG	87,056	2,401,657
Helvetia Holding AG	1,977	1,130,043
Swiss Life Holding AG	8,400	1,923,439
Zurich Insurance Group AG	7,762	2,362,983

Health Care — 3.7%
Novartis AG (Switzerland)	42,649	4,194,975

Industrials — 3.0%
ABB Ltd.	64,272	1,347,034
ABB Ltd. ADR	30,900	645,192
OC Oerlikon Corp. AG	114,100	1,396,910
Total Switzerland		15,402,233

Netherlands — 12.5%

Financials — 7.6%
Aegon N.V.	334,000	2,464,322
Delta Lloyd N.V.	126,100	2,069,245
ING Groep NV	241,643	4,012,581

Industrials — 4.9%
Airbus Group NV	30,000	1,954,124
CNH Industrial N.V.	146,100	1,333,157
CNH Industrial N.V.†	30,400	282,112
Koninklijke Philips N.V.	76,900	1,962,682
Total Netherlands		14,078,223

Japan — 12.1%

Industrials — 7.0%
Amada Co. Ltd.	125,700	1,326,776
Fuji Electric Co. Ltd.	528,000	2,270,901
Mabuchi Motor Co. Ltd.	39,300	2,485,820
Sumitomo Corp.	162,100	1,886,751

Information Technology — 5.1%
Canon, Inc.†	72,600	2,355,026
Hitachi Ltd.	344,000	2,266,117
Trend Micro, Inc.	32,200	1,101,455
Total Japan		13,692,846

Denmark — 6.8%

Consumer Discretionary — 2.3%
Daimler AG	29,000	2,641,778

Financials — 2.8%
Danske Bank A/S	107,225	3,152,093

Telecommunication Services — 1.7%
TDC A/S	261,000	1,913,221
Total Denmark		7,707,092

France — 5.8%

Consumer Staples — 1.6%
Casino Guichard Perrachon SA	23,631	1,793,656

Energy — 1.2%
Technip SA	21,800	1,351,039

Health Care — 3.0%
Sanofi	34,725	3,435,349
Total France		6,580,044

Singapore — 4.2%

Consumer Discretionary — 2.0%
Jardine Cycle & Carriage Ltd.	93,300	2,290,553

Financials — 2.2%
United Overseas Bank Ltd.	145,300	2,485,934
Total Singapore		4,776,487

Spain — 3.3%

Financials — 3.3%
Banco de Sabadell SA	552,500	1,338,261
Banco Santander SA	336,388	2,366,164
Total Spain		3,704,425

Ireland — 2.5%

Materials — 2.5%
CRH PLC	101,900	2,858,961

12

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.7% (Continued)

South Korea — 2.5%

Consumer Discretionary — 0.9%
Hankook Tire Co. Ltd.	27,600	$1,037,995

Financials — 1.6%
Shinhan Financial Group Co. Ltd.	47,750	1,777,349
Total South Korea		2,815,344

Thailand — 2.5%

Consumer Staples — 1.6%
Charoen Pokphand Foods PCL	2,477,600	1,757,268

Financials — 0.9%
Bangkok Bank PCL	196,300	1,035,381
Total Thailand		2,792,649

Israel — 2.4%

Health Care — 2.4%
Teva Pharmaceutical Industries Ltd.
ADR	46,100	2,724,510

Germany — 2.4%

Financials — 2.4%
Deutsche Boerse AG	32,206	2,667,553

Austria — 2.0%

Financials — 2.0%
Erste Group Bank AG*	79,100	2,253,678

Brazil — 1.8%

Industrials — 1.8%
Embraer SA ADR	65,500	1,983,995

United States — 1.6%

Consumer Staples — 0.6%
Philip Morris International, Inc.	8,200	657,394

Industrials — 1.0%
Joy Global, Inc.	32,300	1,169,260
Total United States		1,826,654

Norway — 1.4%

Consumer Staples — 1.4%
Orkla ASA	208,767	1,638,008

Italy — 1.1%

Energy — 1.1%
Eni SpA	69,091	1,227,170

Hong Kong — 0.9%

Utilities — 0.9%
Guangdong Investment Ltd.	712,300	996,753

Sweden — 0.6%

Consumer Discretionary — 0.6%
Electrolux AB	21,876	685,444

Indonesia — 0.4%

Telecommunication Services — 0.4%
Telekomunikasi Indonesia Persero Tbk PT	1,919,100	420,656
Total Common Stocks		$111,579,918

	Number
	of
	Rights

Rights — 0.1%

Singapore — 0.1%

Consumer Discretionary — 0.1%
Jardine Cycle & Carriage Ltd.
Expiration 07/15/15
Strike Price $26*	10,367	54,648

Investment Funds — 2.5%
Dreyfus Cash Management,
Institutional Shares, 0.04%∞Ω	2,516,722	2,516,722
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	351,175	351,175
Total Investment Funds		$2,867,897

Total Investment Securities —101.3%
(Cost $109,240,389)		$114,502,463

Liabilities in Excess of Other Assets — (1.3%)		(1,448,639)

Net Assets — 100.0%		$113,053,824

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $343,202.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

13

Touchstone International Value Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United Kingdom	$—	$20,747,193	$—	$20,747,193
Switzerland	645,192	14,757,041	—	15,402,233
Netherlands	282,112	13,796,111	—	14,078,223
Japan	—	13,692,846	—	13,692,846
Denmark	—	7,707,092	—	7,707,092
France	—	6,580,044	—	6,580,044
Singapore	—	4,776,487	—	4,776,487
Spain	—	3,704,425	—	3,704,425
Ireland	—	2,858,961	—	2,858,961
South Korea	—	2,815,344	—	2,815,344
Thailand	—	2,792,649	—	2,792,649
Israel	2,724,510	—	—	2,724,510
Germany	—	2,667,553	—	2,667,553
Austria	—	2,253,678	—	2,253,678
Brazil	1,983,995	—	—	1,983,995
United States	1,826,654	—	—	1,826,654
Norway	—	1,638,008	—	1,638,008
Italy	—	1,227,170	—	1,227,170
Hong Kong	—	996,753	—	996,753
Sweden	—	685,444	—	685,444
Indonesia	—	420,656	—	420,656
Rights	—	54,648	—	54,648
Investment Funds	2,867,897	—	—	2,867,897
				$114,502,463

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments
Touchstone Mid Cap Growth Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.9%

Health Care — 19.7%
Align Technology, Inc.*	172,630	$10,825,627
Allscripts Healthcare Solutions, Inc.*	926,071	12,668,651
AMAG Pharmaceuticals, Inc.*	57,080	3,941,945
Cooper Cos., Inc. (The)	93,579	16,654,255
ICON PLC (Ireland)*	229,900	15,472,270
Jazz Pharmaceuticals PLC (Ireland)*	123,405	21,727,918
Mettler-Toledo International, Inc.*	48,217	16,464,177
Mylan N.V. (Netherlands)*	175,860	11,933,860
Quest Diagnostics, Inc.	238,770	17,315,600
United Therapeutics Corp.*	117,760	20,484,352
Vertex Pharmaceuticals, Inc.*	83,901	10,360,095
		157,848,750

Consumer Discretionary — 18.4%
AMC Networks, Inc. - Class A*	143,580	11,752,023
BorgWarner, Inc.	182,310	10,362,500
Dollar General Corp.	166,160	12,917,278
Dollar Tree, Inc.*	104,865	8,283,286
Expedia, Inc.	114,040	12,470,274
Hanesbrands, Inc.	356,540	11,879,913
Jarden Corp.*	318,152	16,464,366
Liberty Global PLC - Class C, (United Kingdom)*	187,130	9,474,392
Netflix, Inc.*	13,388	8,795,113
Starwood Hotels & Resorts Worldwide, Inc.	108,090	8,765,018
Ulta Salon Cosmetics & Fragrance, Inc.*	107,285	16,570,168
VF Corp.	108,100	7,538,894
Whirlpool Corp.	71,790	12,423,260
		147,696,485

Industrials — 17.2%
Allison Transmission Holdings, Inc.	451,735	13,217,766
AMETEK, Inc.	153,270	8,396,131
Copart, Inc.*	124,277	4,409,348
IHS, Inc. - Class A*	98,410	12,658,478
JB Hunt Transport Services, Inc.	142,775	11,720,400
Lennox International, Inc.	115,350	12,422,042
Macquarie Infrastructure Co. LLC	103,260	8,532,374
ManpowerGroup, Inc.	98,420	8,796,780
Middleby Corp. (The)*	110,630	12,416,005
Nielsen Holdings N.V.	191,991	8,595,437
TransDigm Group, Inc.*	43,520	9,777,638
United Continental Holdings, Inc.*	343,650	18,216,886
WABCO Holdings, Inc.*	67,755	8,382,649
		137,541,934

Information Technology — 16.5%
Akamai Technologies, Inc.*	106,480	7,434,434
Alliance Data Systems Corp.*	54,045	15,777,897
Autodesk, Inc.*	212,960	10,663,972
F5 Networks, Inc.*	80,670	9,708,634
LinkedIn Corp. - Class A*	51,781	10,699,508
Maxim Integrated Products, Inc.	264,550	9,146,816
NICE Systems Ltd. ADR†	246,043	15,645,874
Red Hat, Inc.*	164,560	12,495,041
Sabre Corp.	417,420	9,934,596
Skyworks Solutions, Inc.	64,265	6,689,986
Total System Services, Inc.	333,962	13,949,593
Xilinx, Inc.	235,540	10,401,446
		132,547,797

Financials — 11.4%
Ameriprise Financial, Inc.	107,275	13,401,866
Aon PLC (United Kingdom)	145,200	14,473,536
BankUnited, Inc.	459,800	16,520,614
CBRE Group, Inc. - Class A*	262,953	9,729,261
Crown Castle International Corp. REIT	125,820	10,103,346
Unum Group	545,290	19,494,118
Ventas, Inc. REIT	121,000	7,512,890
		91,235,631

Materials — 5.7%
Eastman Chemical Co.	147,904	12,101,505
Scotts Miracle-Gro Co. (The) - Class A	125,843	7,451,164
Vulcan Materials Co.	186,360	15,641,195
WR Grace & Co.*	107,270	10,759,181
		45,953,045

Energy — 5.5%
CONSOL Energy, Inc.	480,780	10,452,157
Forum Energy Technologies, Inc.*	263,495	5,343,679
Pioneer Natural Resources Co.	52,430	7,271,517
Tesoro Corp.	121,937	10,292,702
Valero Energy Corp.	169,398	10,604,315
		43,964,370

Consumer Staples — 3.5%
Constellation Brands, Inc. - Class A	140,356	16,284,103
Mead Johnson Nutrition Co.	126,650	11,426,363
		27,710,466
Total Common Stocks		$784,498,478

Investment Funds — 3.0%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	20,009,917	20,009,917
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	3,973,200	3,973,200
Total Investment Funds		$23,983,117

Total Investment Securities —100.9%
(Cost $653,574,343)		$808,481,595

Liabilities in Excess of Other Assets — (0.9%)		(7,250,250)

Net Assets — 100.0%		$801,231,345

15

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $3,917,144.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$784,498,478	$—	$—	$784,498,478
Investment Funds	23,983,117	—	—	23,983,117
				$808,481,595

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 66.4%

Cayman Islands — 19.8%

Consumer Discretionary — 5.6%
NagaCorp Ltd.	1,012,000	$745,053
Qunar Cayman Islands Ltd. ADR*†	54,800	2,348,180
Sands China Ltd.	346,800	1,165,526

Health Care — 1.2%
Mindray Medical International Ltd. ADR	33,900	966,149

Information Technology — 13.0%
Alibaba Group Holding, Ltd. ADR*	46,300	3,809,101
Baidu, Inc. ADR*	24,670	4,911,304
Tencent Holdings Ltd.	59,700	1,193,793
Total Cayman Islands		15,139,106

South Africa — 8.7%

Consumer Discretionary — 7.6%
Naspers Ltd. - Class N	37,300	5,800,314

Consumer Staples — 1.1%
Shoprite Holdings Ltd.	61,100	870,918
Total South Africa		6,671,232

Brazil — 8.5%

Consumer Discretionary — 1.4%
Kroton Educacional SA	272,400	1,040,852

Consumer Staples — 3.4%
Raia Drogasil SA	201,300	2,595,644

Health Care — 0.8%
Odontoprev SA	184,400	642,325

Information Technology — 2.9%
Cielo SA	154,680	2,186,545
Total Brazil		6,465,366

Indonesia — 4.5%

Consumer Staples — 1.0%
Unilever Indonesia Tbk PT	261,400	772,782

Financials — 2.0%
Bank Rakyat Indonesia Persero Tbk PT	2,013,200	1,558,152

Health Care — 1.5%
Kalbe Farma Tbk PT	8,808,100	1,104,942
Total Indonesia		3,435,876

Thailand — 3.3%

Consumer Staples — 2.0%
CP ALL PCL	1,105,900	1,514,348

Health Care — 1.3%
Bangkok Dusit Medical Services PCL	1,666,900	970,768
Total Thailand		2,485,116

United States — 3.1%

Information Technology — 3.1%
MercadoLibre, Inc.	16,775	2,377,018

Taiwan — 3.0%

Information Technology — 3.0%
Largan Precision Co. Ltd.	20,000	2,283,016

Russia — 2.3%

Consumer Staples — 2.3%
Magnit OJSC GDR	32,200	1,791,094

United Kingdom — 2.1%

Health Care — 2.1%
Hikma Pharmaceuticals PLC	53,000	1,609,901

Philippines — 1.8%

Consumer Staples — 1.8%
Universal Robina Corp.	319,800	1,375,079

China — 1.7%

Health Care — 1.7%
Shandong Weigao Group Medical Polymer Co. Ltd.	1,708,000	1,274,479

Turkey — 1.6%

Consumer Staples — 1.6%
BIM Birlesik Magazalar AS	67,500	1,208,910

South Korea — 1.5%

Consumer Staples — 1.5%
LG Household & Health Care Ltd.	1,600	1,109,111

Malaysia — 1.4%

Health Care — 1.4%
IHH Healthcare Bhd	721,000	1,080,866

Peru — 1.3%

Financials — 1.3%
Credicorp Ltd.	6,882	956,047

Virgin Islands (British) — 1.1%

Information Technology — 1.1%
Mail.ru Group Ltd. GDR*	40,700	849,274

17

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 66.4% (Continued)

Portugal — 0.7%

Consumer Staples — 0.7%
Jeronimo Martins SGPS SA	42,700	$550,572
Total Common Stocks		$50,662,063

	Number
	of
	Contracts

Low Exercise Price Options — 29.6%

Saudi Arabia — 3.4%

Almarai Co. Ltd.
Strike $0.0001, Exp 3/13/17	107,800	2,593,636

India — 26.2%

Adani Ports and Special Economic Zone
Strike $0.0001, Exp 9/21/16	525,100	2,525,731
Apollo Hospitals Enterprise Ltd.
Strike $0.0001, Exp 9/23/16	63,000	1,295,910
Asian Paints Ltd.
Strike $0.01, Exp 7/31/18	146,100	1,725,441
Eicher Motors Ltd.
Strike $0.01, Exp 5/14/20	4,200	1,299,648
Housing Development Finance Corp.
Strike $0.0001, Exp 5/5/16	194,000	3,930,440
ITC Ltd.
Strike $0.0001, Exp 8/4/16	431,500	2,127,295
Jubilant Foodworks Ltd.
Strike $0.01, Exp 7/25/17	89,800	2,606,894
Larsen & Toubro Ltd.
Strike $0.01, Exp 09/18/17	56,400	1,571,304
Lupin Ltd.
Strike $0.001, Exp 6/8/17	56,200	1,656,776
Shriram Transport Finance Co. Ltd.
Strike $0.01, Exp 8/29/18	90,100	1,201,934
Total India		19,941,373
Total Low Exercise Price Options		$22,535,009

	Shares

Investment Funds — 6.9%
Dreyfus Cash Management,
Institutional Shares, 0.04%∞Ω	2,941,683	2,941,683
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	2,316,600	2,316,600
Total Investment Funds		$5,258,283

Total Investment Securities —102.9%
(Cost $72,760,847)		78,455,355

Liabilities in Excess of Other Assets — (2.9%)		(2,178,238)

Net Assets — 100.0%		$76,277,117

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $2,313,900.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

18

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
Cayman Islands	$12,034,734	$3,104,372	$—	$15,139,106
South Africa	—	6,671,232	—	6,671,232
Brazil	6,465,366	—	—	6,465,366
Indonesia	—	3,435,876	—	3,435,876
Thailand	1,514,348	970,768	—	2,485,116
United States	2,377,018	—	—	2,377,018
Taiwan	—	2,283,016	—	2,283,016
Russia	—	1,791,094	—	1,791,094
United Kingdom	—	1,609,901	—	1,609,901
Philippines	—	1,375,079	—	1,375,079
China	—	1,274,479	—	1,274,479
Turkey	1,208,910	—	—	1,208,910
South Korea	—	1,109,111	—	1,109,111
Malaysia	—	1,080,866	—	1,080,866
Peru	956,047	—	—	956,047
Virgin Islands (British)	—	849,274	—	849,274
Portugal	—	550,572	—	550,572
Low Exercise Price
Options
Equity
Contracts	—	22,535,009	—	22,535,009
Investment Funds	5,258,283	—	—	5,258,283
				$78,455,355

At June 30, 2015, equity securities valued at $3,160,745 and $2,723,258 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 and from Level 2 to Level 1 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities.

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments

Touchstone Small Cap Growth Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.2%

Health Care — 27.8%
ABIOMED, Inc.*	140,012	$9,202,989
Acadia Pharmaceuticals, Inc.*†	76,833	3,217,766
Agios Pharmaceuticals, Inc.*†	26,701	2,967,549
Air Methods Corp.*†	115,944	4,793,125
ANI Pharmaceuticals, Inc.*†	75,203	4,666,346
Cambrex Corp.*	133,688	5,874,251
Celldex Therapeutics, Inc.*	95,095	2,398,296
Charles River Laboratories International, Inc.*	145,690	10,247,835
Chemed Corp.†	50,823	6,662,895
China Biologic Products, Inc.*†	74,240	8,549,478
DexCom, Inc.*	51,596	4,126,648
Enanta Pharmaceuticals, Inc.*†	94,874	4,268,381
Globus Medical, Inc. - Class A*	118,402	3,039,379
Horizon Pharma PLC*	217,270	7,547,960
ICON PLC (Ireland)*	108,322	7,290,071
Insulet Corp.*	81,658	2,530,173
Keryx Biopharmaceuticals, Inc.*†	329,839	3,291,793
Medidata Solutions, Inc.*	115,942	6,297,969
Momenta Pharmaceuticals, Inc.*	107,571	2,453,695
Natus Medical, Inc.*	147,044	6,258,193
Ophthotech Corp.*	79,827	4,155,794
STERIS Corp.	69,621	4,486,377
Tandem Diabetes Care, Inc.*	138,048	1,496,440
WuXi PharmaTech Cayman, Inc. ADR*	164,677	6,959,250
		122,782,653

Information Technology — 24.7%
Advent Software, Inc.	144,038	6,367,920
ARRIS Group, Inc.*	125,971	3,854,713
Bitauto Holdings Ltd. ADR*	60,825	3,105,116
Ciena Corp.*†	233,439	5,527,836
Cimpress NV (Netherlands)*	53,198	4,477,144
Cirrus Logic, Inc.*	150,966	5,137,373
Euronet Worldwide, Inc.*	163,033	10,059,136
Finisar Corp.*†	201,948	3,608,811
Heartland Payment Systems, Inc.	196,884	10,641,580
Infinera Corp.*	327,251	6,865,726
Manhattan Associates, Inc.*	107,255	6,397,761
MAXIMUS, Inc.	72,909	4,792,309
Mentor Graphics Corp.	192,680	5,092,532
Power Integrations, Inc.	92,454	4,177,072
Radware Ltd. (Israel)*	247,413	5,492,569
Super Micro Computer, Inc.*	115,079	3,404,037
Synaptics, Inc.*	54,322	4,711,619
Syntel, Inc.*	92,961	4,413,788
Verint Systems, Inc.*	79,385	4,822,242
Virtusa Corp.*	124,400	6,394,160
		109,343,444

Consumer Discretionary — 13.2%
ANN, Inc.*	97,574	4,711,848
Burlington Stores, Inc.*	78,012	3,994,214
Deckers Outdoor Corp.*	69,361	4,991,911
Finish Line, Inc. (The) - Class A	148,513	4,131,632
G-III Apparel Group Ltd.*	131,522	9,252,573
Jumei International Holding Ltd. (Cayman Islands) ADR*†	167,102	3,816,610
Lithia Motors, Inc. - Class A	67,551	7,644,071
Pinnacle Entertainment, Inc.*	88,987	3,317,435
Restoration Hardware Holdings, Inc.*	65,214	6,366,843
Skechers U.S.A., Inc. - Class A*	91,911	10,090,909
		58,318,046

Industrials — 11.4%
ArcBest Corp.	148,725	4,729,455
Astronics Corp.*	100,335	7,112,748
AZZ, Inc.	99,614	5,160,005
CaesarStone Sdot - Yam Ltd. (Israel)	107,229	7,349,476
Hexcel Corp.	69,564	3,460,113
Korn/Ferry International	169,753	5,902,312
Primoris Services Corp.	115,226	2,281,475
Proto Labs, Inc.*†	68,712	4,636,686
Saia, Inc.*	135,581	5,326,977
Tutor Perini Corp.*	184,438	3,980,172
voxeljet AG ADR (Germany)*†	85,367	583,910
		50,523,329

Financials — 11.1%
Amtrust Financial Services, Inc.†	33,760	2,211,618
E-House China Holdings Ltd. ADR†	288,904	1,941,435
Financial Engines, Inc.†	123,032	5,226,399
Green Dot Corp. - Class A*	245,589	4,695,662
HFF, Inc. - Class A	200,164	8,352,844
Interactive Brokers Group, Inc. - Class A	185,116	7,693,421
Janus Capital Group, Inc.	335,453	5,742,955
MarketAxess Holdings, Inc.	40,420	3,749,763
PRA Group, Inc.*†	89,593	5,582,540
Virtus Investment Partners, Inc.	30,560	4,041,560
		49,238,197

Materials — 4.2%
Constellium NV (Netherlands) - Class A	138,574	1,639,330
KapStone Paper and Packaging Corp.	199,281	4,607,377
LSB Industries, Inc.*	111,154	4,539,529
Silgan Holdings, Inc.	99,416	5,245,188
US Silica Holdings, Inc.†	92,884	2,727,074
		18,758,498

Energy — 3.8%
Carrizo Oil & Gas, Inc.*	131,714	6,485,597
Diamondback Energy, Inc.*	41,560	3,132,793
Matador Resources Co.*	145,995	3,649,875
Matrix Service Co.*	184,047	3,364,379
		16,632,644
Total Common Stocks		$425,596,811

20

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 15.6%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	16,030,579	$16,030,579
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	52,878,603	52,878,603
Total Investment Funds		$68,909,182

Total Investment Securities —111.8%
(Cost $443,093,714)		$494,505,993

Liabilities in Excess of Other Assets — (11.8%)		(52,008,850)

Net Assets — 100.0%		$442,497,143

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $52,859,790.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$425,596,811	$—	$—	$425,596,811
Investment Funds	68,909,182	—	—	68,909,182
				$494,505,993

See accompanying Notes to Portfolios of Investments.

21

Portfolio of Investments

Touchstone Sustainability and Impact Equity Fund (formerly known asTouchstone Large Cap Growth Fund) – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

United States — 49.2%

Consumer Discretionary — 5.8%
Baxalta, Inc.*	109,432	$3,495,258
Comcast Corp. - Class A	117,145	7,045,100
Ford Motor Co.	341,478	5,125,585
Macy's, Inc.	86,759	5,853,630

Consumer Staples — 1.4%
Costco Wholesale Corp.	19,729	2,664,599
Darling Ingredients, Inc.*	170,231	2,495,586

Energy — 4.4%
Anadarko Petroleum Corp.	88,820	6,933,289
Apache Corp.	107,938	6,220,467
Noble Energy, Inc.	75,069	3,203,945

Financials — 11.7%
Aflac, Inc.	102,592	6,381,222
Comerica, Inc.	184,061	9,446,011
Discover Financial Services	48,350	2,785,927
JPMorgan Chase & Co.	152,828	10,355,625
M&T Bank Corp.	58,837	7,350,506
Reinsurance Group of America, Inc.	69,863	6,627,903

Health Care — 8.5%
Alexion Pharmaceuticals, Inc.*	17,183	3,106,171
Express Scripts Holding Co.*	90,740	8,070,416
Incyte Corp. Ltd.*	23,225	2,420,277
Merck & Co., Inc.	124,391	7,081,580
Regeneron Pharmaceuticals, Inc.*	10,333	5,271,173
St Jude Medical, Inc.	75,003	5,480,469

Industrials — 7.0%
Roper Technologies, Inc.	38,091	6,569,174
Southwest Airlines Co.	177,519	5,874,104
United Continental Holdings, Inc.*	126,766	6,719,866
United Parcel Service, Inc. - Class B	37,642	3,647,886
USG Corp.*	101,643	2,824,659

Information Technology — 9.5%
Google, Inc. - Class A*	22,100	11,934,884
Microsoft Corp.	210,031	9,272,869
Oracle Corp.	159,933	6,445,300
Visa, Inc. - Class A	110,216	7,401,004

Materials — 0.9%
Praxair, Inc.	28,492	3,406,219
Total United States		181,510,704

United Kingdom — 10.8%

Consumer Discretionary — 2.9%
Delphi Automotive PLC	75,117	6,391,706
InterContinental Hotels Group PLC	107,716	4,342,731

Consumer Staples — 1.0%
Unilever PLC ADR	85,011	3,652,073

Energy — 1.4%
BG Group PLC	309,235	5,150,218

Financials — 1.5%
Prudential PLC	219,336	5,285,867

Industrials — 3.1%
Intertek Group PLC	93,962	3,612,816
Pentair PLC	113,920	7,832,000

Materials — 0.9%
Johnson Matthey PLC	72,188	3,442,491
Total United Kingdom		39,709,902

Japan — 10.4%

Consumer Discretionary — 1.1%
NGK Spark Plug Co. Ltd.	145,300	4,023,965

Industrials — 4.6%
Amada Holdings Co. Ltd.	543,300	5,734,586
Kinden Corp.	182,000	2,406,661
Nabtesco Corp.	182,400	4,575,274
SMC Corp.	14,000	4,212,868

Telecommunication Services — 4.7%
Nippon Telegraph & Telephone Corp.	323,200	11,704,932
SoftBank Group Corp.	95,300	5,613,455
Total Japan		38,271,741

China — 5.0%

Consumer Discretionary — 1.1%
Ctrip.com International Ltd. ADR*	56,248	4,084,730

Financials — 2.0%
PICC Property & Casualty Co. Ltd.	3,200,000	7,284,475

Information Technology — 1.9%
Baidu, Inc. ADR*	17,871	3,557,759
TE Connectivity Ltd.	55,705	3,581,832
Total China		18,508,796

Switzerland — 4.3%

Health Care — 4.3%
Novartis AG	96,925	9,533,588
Roche Holding AG	22,930	6,429,377
Total Switzerland		15,962,965

Sweden — 4.2%

Financials — 2.9%
Svenska Handelsbanken AB - Class A	404,276	5,901,724
Swedbank AB - Class A	207,868	4,846,321

Industrials — 1.3%
Alfa Laval AB	260,104	4,578,084
Total Sweden		15,326,129

22

Touchstone Sustainability and Impact Equity Fund (formerly known as Touchstone Large Cap Growth Fund) (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.8% (Continued)

Netherlands — 3.6%

Financials — 3.1%
ING Groep NV	680,805	$11,305,046

Information Technology — 0.5%
InterXion Holding NV*	75,032	2,074,635
Total Netherlands		13,379,681

France — 2.6%

Consumer Discretionary — 1.2%
Valeo SA	27,524	4,353,839

Industrials — 1.4%
Cie DE Saint-Gobain	60,507	2,731,375
Schneider Electric SE	36,740	2,543,847
Total France		9,629,061

Germany — 2.0%

Consumer Discretionary — 0.7%
Bayerische Motoren Werke AG	22,703	2,486,312

Materials — 1.3%
HeidelbergCement AG	60,498	4,794,891
Total Germany		7,281,203

Ireland — 1.8%

Health Care — 1.8%
Mallinckrodt PLC*	57,970	6,824,228

Hong Kong — 1.8%

Telecommunication Services — 1.8%
China Mobile Ltd. ADR	102,882	6,593,707

Belgium — 1.1%

Materials — 1.1%
Umicore SA	83,616	3,970,642

Bermuda — 1.0%

Information Technology — 1.0%
Marvell Technology Group Ltd.	271,028	3,573,504
Total Common Stocks		$360,542,263

Exchange Traded Funds — 1.2%
iShares MSCI EAFE Index Fund	31,323	$1,988,697
SPDR S&P 500 ETF Trust	11,878	2,445,086
Total Exchange Traded Funds		$4,433,783

	Number
	of	Market
	Rights	Value

Rights — 0.0%

France — 0.0%

Industrials — 0.0%
Compagnie de Saint-Gobain
Expiration 07/02/15
Strike Price $36.62	70,562	$—

	Shares

Investment Fund — 0.3%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	1,108,281	$1,108,281

Total Investment Securities —99.3%
(Cost $369,297,958)		366,084,327

Other Assets in Excess of Liabilities — 0.7%		2,464,023

Net Assets — 100.0%		$368,548,350

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

23

Touchstone Sustainability and Impact Equity Fund (formerly known as Touchstone Large Cap Growth Fund) (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$181,510,704	$—	$—	$181,510,704
United Kingdom	17,875,779	21,834,123	—	39,709,902
Japan	—	38,271,741	—	38,271,741
China	11,224,321	7,284,475	—	18,508,796
Switzerland	—	15,962,965	—	15,962,965
Sweden	—	15,326,129	—	15,326,129
Netherlands	2,074,635	11,305,046	—	13,379,681
France	—	9,629,061	—	9,629,061
Germany	—	7,281,203	—	7,281,203
Ireland	6,824,228	—	—	6,824,228
Hong Kong	6,593,707	—	—	6,593,707
Belgium	—	3,970,642	—	3,970,642
Bermuda	3,573,504	—	—	3,573,504
Exchange Traded Funds	4,433,783	—	—	4,433,783
Rights	—	—	—	—
Investment Fund	1,108,281	—	—	1,108,281
				$366,084,327

See accompanying Notes to Portfolios of Investments.

24

Notes to Portfolios of Investments

June 30, 2015 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended June 30, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30, 2015, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for Sands Capital Emerging Markets Growth Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An option for which there is no mean price is valued at the last bid (long position) or ask (short positions) price and categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in

25

Notes to Portfolios of Investments (Unaudited) (Continued)

valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value.The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Options— The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing call options on equity indexes. When the Fund writes or purchases an option, an amount

26

Notes to Portfolios of Investments (Unaudited) (Continued)

equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of June 30, 2015 the Fund did not hold any written options. As of June 30, 2015, the Flexible Income Fund held a purchased option with a fair value of $298,650.

Futures Contracts— The Flexible Income Fund buys and sells futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations there under. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of June 30, 2015, the Flexible Income Fund held future contracts as shown on the Portfolio of Investments and had cash in the amount of $1,282,094 held as collateral for future contracts.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

27

Notes to Portfolios of Investments (Unaudited) (Continued)

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2015, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Real Estate Investment Trusts—The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities— The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2015:

Fair Value of Derivative Investments

As of June 30, 2015

	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Forward Foreign Currency Exchange Contracts*	$530,031	$(223,998)
	Purchased Options - Equity Contracts*	298,650	—
	Futures - Interest Rate Contracts*	789,477	(823,720)

* Amounts for Forward Foreign Currency Contracts and Futures Contracts represent unrealized appreciation (depreciation). Amounts for Purchased Options represent market value.

28

Notes to Portfolios of Investments (Unaudited) (Continued)

For the period ended June 30, 2015, the average quarterly balance of outstanding derivative financial instruments were as follows:

Flexible
Income
Fund
Equity contracts:
Purchased Options - Cost	$323,422
Futures- Average Notional Value	$722,688
Interest rate contracts:
Futures - Average notional value	$278,917,969
Foreign currency exchange contracts:
Average number of contracts	23
Average U.S. dollar amount purchased	$41,902,538
Average U.S. dollar amount sold	$21,318,413

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral value at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of June 30, 2015, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Flexible Income Fund	$2,747,174	$2,825,825
Focused Fund	57,139,774	56,947,205
Growth Opportunities Fund	1,821,266	1,800,863
International Value Fund	343,202	351,175
Mid Cap Growth Fund	3,917,144	3,973,200
Sands Capital Emerging Markets Growth Fund	2,313,900	2,316,600
Small Cap Growth Fund	52,859,790	52,878,603

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Security lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund also continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

29

Notes to Portfolios of Investments (Unaudited) (Continued)

Federal Tax Information— As of June 30, 2015, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Flexible Income Fund	$339,672,606	$4,780,774	$(7,529,655)	$(2,748,881)
Focused Fund	1,002,830,197	214,104,941	(24,347,157)	189,757,784
Growth Opportunities Fund	253,534,763	51,445,597	(6,063,748)	45,381,849
International Value Fund	109,240,389	13,577,691	(8,315,617)	5,262,074
Mid Cap Growth Fund	653,574,343	167,641,524	(12,734,272)	154,907,252
Sands Capital Emerging Markets Growth Fund	72,760,847	9,118,251	(3,423,743)	5,694,508
Small Cap Growth Fund	443,093,714	68,381,024	(16,968,745)	51,412,279
Sustainability and Impact Equity Fund	369,297,958	10,237,490	(13,451,121)	(3,213,631)

30

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder
                                            Jill T. McGruder, President

                                            (principal executive officer)

Date 08/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

                                            Jill T. McGruder, President

                                            (principal executive officer)

Date 08/25/15

By (Signature and Title)* /s/ Terrie A. Wiedenheft
                                             Terrie A. Wiedenheft, Controller and Treasurer

                                             (principal financial officer)

Date 08/25/15

* Print the name and title of each signing officer under his or her signature.